LVIP American Century Mid Cap Value Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.18%
Aerospace & Defense–1.43%
Huntington Ingalls Industries, Inc.	18,509	$4,893,410
L3Harris Technologies, Inc.	19,952	4,745,982
		9,639,392
Automobile Components–1.03%
†Aptiv PLC	42,546	3,063,737
BorgWarner, Inc.	106,478	3,864,087
		6,927,824
Banks–4.84%
Commerce Bancshares, Inc.	82,860	4,921,884
First Hawaiian, Inc.	146,638	3,394,670
PNC Financial Services Group, Inc.	16,797	3,104,925
Truist Financial Corp.	201,662	8,625,084
U.S. Bancorp	200,069	9,149,155
Westamerica BanCorp	69,343	3,426,931
		32,622,649
Beverages–1.76%
Heineken NV	59,574	5,281,308
Pernod Ricard SA	43,467	6,561,042
		11,842,350
Building Products–0.49%
Johnson Controls International PLC	42,531	3,300,831
		3,300,831
Capital Markets–5.32%
AllianceBernstein Holding LP	72,242	2,520,523
Bank of New York Mellon Corp.	169,531	12,182,498
Northern Trust Corp.	152,385	13,719,221
T. Rowe Price Group, Inc.	68,303	7,440,246
		35,862,488
Chemicals–0.91%
Akzo Nobel NV	86,723	6,110,707
		6,110,707
Commercial Services & Supplies–0.38%
Republic Services, Inc.	12,668	2,544,241
		2,544,241
Communications Equipment–1.42%
†F5, Inc.	31,884	7,020,857
Juniper Networks, Inc.	66,171	2,579,345
		9,600,202
Construction & Engineering–1.17%
Vinci SA	67,410	7,875,175
		7,875,175
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–2.41%
†Dollar Tree, Inc.	73,431	$5,163,668
Koninklijke Ahold Delhaize NV	320,178	11,059,277
		16,222,945
Containers & Packaging–2.08%
Graphic Packaging Holding Co.	241,675	7,151,163
Packaging Corp. of America	32,020	6,897,108
		14,048,271
Diversified Telecommunication Services–0.74%
BCE, Inc.	144,464	5,022,513
		5,022,513
Electric Utilities–6.87%
Duke Energy Corp.	54,623	6,298,032
Edison International	131,772	11,476,023
Evergy, Inc.	143,562	8,902,280
Eversource Energy	143,620	9,773,341
Xcel Energy, Inc.	151,419	9,887,661
		46,337,337
Electrical Equipment–1.99%
Atkore, Inc.	14,330	1,214,324
Emerson Electric Co.	111,291	12,171,897
		13,386,221
Electronic Equipment, Instruments & Components–0.80%
TE Connectivity PLC	35,780	5,402,422
		5,402,422
Energy Equipment & Services–1.17%
Baker Hughes Co.	218,232	7,889,087
		7,889,087
Financial Services–0.50%
Edenred SE	89,650	3,394,987
		3,394,987
Food Products–3.30%
Conagra Brands, Inc.	440,452	14,323,499
General Mills, Inc.	107,702	7,953,793
		22,277,292
Gas Utilities–2.01%
ONE Gas, Inc.	91,568	6,814,491
Spire, Inc.	100,011	6,729,740
		13,544,231
Ground Transportation–2.11%
CSX Corp.	132,503	4,575,329
Norfolk Southern Corp.	38,866	9,658,201
		14,233,530
LVIP American Century Mid Cap Value Fund–1

LVIP American Century Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–8.02%
Becton Dickinson & Co.	36,131	$8,711,184
DENTSPLY SIRONA, Inc.	149,867	4,055,401
†Envista Holdings Corp.	221,955	4,385,831
GE HealthCare Technologies, Inc.	71,794	6,737,867
†Hologic, Inc.	58,053	4,728,997
Medtronic PLC	61,140	5,504,434
Zimmer Biomet Holdings, Inc.	184,499	19,916,667
		54,040,381
Health Care Providers & Services–8.01%
Cardinal Health, Inc.	76,742	8,481,526
Cencora, Inc.	7,330	1,649,836
†Centene Corp.	79,407	5,977,759
†Henry Schein, Inc.	190,053	13,854,864
Labcorp Holdings, Inc.	36,854	8,236,132
Quest Diagnostics, Inc.	69,737	10,826,669
Universal Health Services, Inc. Class B	21,842	5,002,037
		54,028,823
Health Care REITs–1.68%
Healthpeak Properties, Inc.	220,782	5,049,284
Ventas, Inc.	98,038	6,287,177
		11,336,461
Hotels, Restaurants & Leisure–0.56%
Darden Restaurants, Inc.	22,921	3,762,024
		3,762,024
Household Durables–0.53%
†Mohawk Industries, Inc.	22,261	3,576,897
		3,576,897
Household Products–1.91%
Kimberly-Clark Corp.	62,995	8,962,928
Reckitt Benckiser Group PLC	63,861	3,907,796
		12,870,724
Insurance–5.14%
Aflac, Inc.	19,350	2,163,330
Allstate Corp.	63,955	12,129,066
Hanover Insurance Group, Inc.	42,294	6,264,165
Reinsurance Group of America, Inc.	15,190	3,309,445
Willis Towers Watson PLC	36,553	10,765,955
		34,631,961
IT Services–1.89%
Amdocs Ltd.	98,708	8,634,976
Cognizant Technology Solutions Corp. Class A	53,431	4,123,804
		12,758,780
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–2.89%
Cummins, Inc.	10,367	$3,356,731
Dover Corp.	8,794	1,686,162
Oshkosh Corp.	74,342	7,449,812
Timken Co.	40,991	3,455,131
Weir Group PLC	122,251	3,540,186
		19,488,022
Media–1.80%
Fox Corp. Class B	48,424	1,878,851
Interpublic Group of Cos., Inc.	275,862	8,725,515
Omnicom Group, Inc.	14,891	1,539,581
		12,143,947
Multi-Utilities–3.24%
CMS Energy Corp.	11,258	795,152
Northwestern Energy Group, Inc.	208,981	11,957,893
WEC Energy Group, Inc.	94,795	9,117,383
		21,870,428
Oil, Gas & Consumable Fuels–4.37%
Coterra Energy, Inc.	194,555	4,659,592
Enterprise Products Partners LP	446,716	13,003,903
EQT Corp.	155,059	5,681,362
Occidental Petroleum Corp.	118,491	6,107,026
		29,451,883
Passenger Airlines–1.18%
Southwest Airlines Co.	269,396	7,982,203
		7,982,203
Personal Care Products–1.10%
Kenvue, Inc.	319,473	7,389,411
		7,389,411
Residential REITs–1.89%
Equity Residential	116,992	8,711,224
Essex Property Trust, Inc.	13,598	4,017,121
		12,728,345
Retail REITs–3.46%
Agree Realty Corp.	81,382	6,130,506
Realty Income Corp.	173,069	10,976,036
Regency Centers Corp.	85,741	6,193,072
		23,299,614
Semiconductors & Semiconductor Equipment–0.46%
†ON Semiconductor Corp.	42,343	3,074,525
		3,074,525
Specialized REITs–1.90%
Public Storage	19,424	7,067,811
LVIP American Century Mid Cap Value Fund–2

LVIP American Century Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
VICI Properties, Inc.	171,938	$5,727,255
		12,795,066
Technology Hardware, Storage & Peripherals–1.19%
HP, Inc.	223,471	8,015,905
		8,015,905
Trading Companies & Distributors–3.23%
†Beacon Roofing Supply, Inc.	87,740	7,583,368
Bunzl PLC	112,162	5,299,410
MSC Industrial Direct Co., Inc. Class A	103,043	8,867,881
		21,750,659
Total Common Stock (Cost $559,861,261)		655,080,754
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.72%
Henkel AG & Co. KGaA 2.20%	51,590	$4,846,871
Total Preferred Stock (Cost $3,293,922)		4,846,871

MONEY MARKET FUND–2.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	13,493,756	13,493,756
Total Money Market Fund (Cost $13,493,756)		13,493,756

TOTAL INVESTMENTS–99.90% (Cost $576,648,939)	673,421,381
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	675,360
NET ASSETS APPLICABLE TO 32,101,940 SHARES OUTSTANDING–100.00%	$674,096,741

†Non-income producing.

The following foreign currency exchange contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(5,860,977)	USD	4,350,746	12/20/24	$7,969	$—
BOA	GBP	(4,256,488)	USD	5,671,769	12/20/24	—	(17,854)
BOA	GBP	211,111	USD	(282,648)	12/20/24	—	(457)
CITI	EUR	(8,596,760)	USD	9,599,826	12/20/24	—	(1,417)
GSI	EUR	(8,596,760)	USD	9,592,953	12/20/24	—	(8,290)
GSI	GBP	(4,256,488)	USD	5,673,472	12/20/24	—	(16,152)
JPMC	EUR	(8,596,760)	USD	9,599,100	12/20/24	—	(2,143)
UBS	EUR	(8,596,760)	USD	9,591,147	12/20/24	—	(10,095)
UBS	EUR	(910,000)	USD	1,016,879	12/20/24	551	—
Total Foreign Currency Exchange Contracts						$8,520	$(56,408)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
BOA–Bank of America
CAD–Canadian Dollar
CITI–Citigroup Global Markets
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
REIT–Real Estate Investment Trust
USD–United States Dollar
LVIP American Century Mid Cap Value Fund–3